Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016		Mar. 31, 2015
Cash flows from operating activities:
Net loss	$ (4,106)		$ (2,524)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	21		17
Stock-based compensation	188		42
Issuance of warrants to vendors and service providers	142		262
Non-cash interest expense	45		48
Changes in assets and liabilities:
Accounts receivable	(198)		(29)
Inventory	623		(36)
Prepaid expenses and other current assets	(314)		(6)
Other noncurrent assets	(8)		(4)
Accounts payable	197		196
Accrued liabilities	1,361		360
Net cash used in operating activities	(2,049)		$ (1,674)
Cash flows from investing activities:
Proceeds from sale of property and equipment	1
Purchase of property and equipment	(37)
Net cash used in investing activities	$ (36)
Cash flows from financing activities:
Proceeds from note payable			$ 1,000
Repayments of notes payable	$ (299)
Transaction costs in connection with November 2015 Offering	(3)
Proceeds from exercise of warrant	27
Proceeds from exercise of stock option	6
Net cash provided by financing activities	(269)		$ 1,000
Net increase in cash and cash equivalents	(2,354)		(674)
Cash and cash equivalents - beginning of period	7,360	[1]	895
Cash and cash equivalents - end of period	5,006		221
Supplemental disclosure:
Cash paid for interest	$ 64		35
Cash paid for income taxes			$ 1
Supplemental disclosure of cash flow information as of end of period:
Restricted stock awards granted to employees for 2015 accrued bonuses	$ 246

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.